Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	BRBI BR Partners S.A.
Entity Central Index Key	0002058601
Entity File Number	000-00000
Entity Incorporation, State or Country Code	D5
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	3,732, Floor 28
Entity Address, Address Line Two	Avenida Brigadeiro Faria Lima
Entity Address, City or Town	São Paulo
Entity Address, Country	BR
Entity Address, Postal Zip Code	04538-132
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	200,546,184
Units, each composed of one common share, no par value, and two preferred shares, no par value
Entity Listings [Line Items]
Title of 12(b) Security	Units, each composed of one common share, no par value, and two preferred shares, no par value
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Common Shares, no par value
Entity Listings [Line Items]
Title of 12(b) Security	Common Shares, no par value
No Trading Symbol Flag	true
Preferred Shares, no par value [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Preferred Shares, no par value
No Trading Symbol Flag	true
American Depositary Shares, each representing four units (or a right to receive four units), each of which is composed of one common share, no par value, and two preferred shares, no par value, of BRBI BR Partners S.A.
Entity Listings [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing four units (or a right to receive four units)
Trading Symbol	BRBI
Security Exchange Name	NASDAQ
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	José Flávio Ferreira Ramos
Contact Personnel Email Address	ri@brpartners.com.br
Entity Address, Address Line One	3,732 Avenida Brigadeiro Faria Lima
Entity Address, Address Line Two	Floor 28
Entity Address, City or Town	São Paulo
Entity Address, Country	BR
Entity Address, Postal Zip Code	04538-132
Entity Phone Fax Numbers [Line Items]
City Area Code	+55
Local Phone Number	(11) 3704-1000